Related party transactions and balances (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions And Balances
Schedule of transactions with related parties

The following table summarizes costs incurred from related parties during the years ended June 30:

	Nature of Relationship	Nature of Transactions	2026	2025	2024
Light Voltaic Corporation	Controlled by a director	Consulting services	$695	$717	$414
The Phoenix Trendz Inc.	Controlled by KMP	Consulting services	$370	$287	$188
Art Vancouver	Controlled by a director	Consulting services	$389	$389	$-

Schedule of outstanding balances with related parties

Outstanding balances with related parties are summarized as follows:

	June 30, 2026		June 30, 2025
	Receivable/ (Payable)	Balance Sheet Presentation	Receivable/ (Payable)	Balance Sheet Presentation
Light Voltaic Corporation	$(21)	Trade and other payables	$(144)	Trade and other payables
The Phoenix Trendz Inc.	(24)	Trade and other payable	-	Trade and other payables
Art Vancouver	(6)	Trade and other payable	-	Trade and other payables
Wear Wolfin Design	(52)	Other long-term liabilities	(52)	Other long-term liabilities
Berkley Renewables Inc.	(749)	Other long-term liabilities	(809)	Other long-term liabilities
Big Bear Gold Corp. (formerly Westkam Gold Corp.)	7	Trade and other receivables	55	Trade and other receivables
Total	$(845)		$(950)

Schedule of remuneration of directors and other members of key management personnel
	June 30, 2026	June 30, 2025	June 30, 2024
Salaries and employee benefits	$1,183	$2,280	$1,516
Share-based compensation	$1,556	$144	$487